Share based compensation - VRS 2020 Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 6,541	$ 5,276	$ 8,236
VRSUP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 2,365	5,182	9,799
VRSUP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received	10 days
Vesting period	1 year
Number of trading days	12 days
Total share-based compensation expense	$ 0	$ 0	$ 1,051